SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of Mobile and Internet Games) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
Mobile Games [Member]
Revenue, Major Customer [Line Items]
Revenues	21,190,283	40,850,452	49,171,432
Mobile Games [Member] | - Feature Phone [Member]
Revenue, Major Customer [Line Items]
Revenues	15,613,441	40,850,452	49,171,432
Mobile Games [Member] | - Smart Phone [Member]
Revenue, Major Customer [Line Items]
Revenues	5,576,842
Internet Games [Member]
Revenue, Major Customer [Line Items]
Revenues	87,423,923	38,892,041	17,131,599
Internet Games [Member] | Online Game Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	85,012,995	36,577,203	12,170,881
Internet Games [Member] | Licensing Arrangement [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 2,410,928	$ 2,314,838	$ 4,960,718